LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS - Additional Information (Details) $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of other provisions [line items]
Future landfill post-closure assets	$ 19.3	$ 17.7
Landfill closure and post-closure obligations
Disclosure of other provisions [line items]
Increase to landfill closure and post-closure obligations due to business combinations	$ 231.7
Discount rate | CANADA | Landfill closure and post-closure obligations
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	1.21	1.76
Discount rate | UNITED STATES | Landfill closure and post-closure obligations
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	1.65	2.39
Inflation rate | CANADA | Landfill closure and post-closure obligations
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	1.60	2.00
Inflation rate | UNITED STATES | Landfill closure and post-closure obligations
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	1.74	1.52